Inventories	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

12.   INVENTORIES

As of December 31, 2018 and 2017, this inventories is composed of the following:

	Balance as of
	12-31-2018	12-31-2017
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	34,384,583	16,879,260
Gas	5,712,979	2,301,172
Oil	2,684,688	2,593,805
Coal	25,986,916	11,984,283
Supplies for projects and spare parts	9,386,198	14,861,643
Total	43,770,781	31,740,903

As of December 31, 2018 and 2017, there were no inventories pledged as collateral to hedge any liability.

For the year ended December 31, 2018, the amount for raw materials and consumables recognized as fuel consumption for continuing operations was ThCh$ 230,993,754  (ThCh$ 280,739,362 for the years ended December 31, 2017). See Note 27.

As of December 31, 2018 and 2017, “Other non-current non-financial assets” includes an amount of ThCh$12,545,299 and ThCh$12,853,459 respectively, ThCh$4,324,153  (ThCh$ 5,444,789 for the year ended December 31, 2017) corresponding to spare parts and materials that will be used over a twelve-month period.

During the years ended December 31, 2018 and 2017, no inventories have been written down due to obsolescence or impairment.